Investments (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Long Term Investments

The Company’s long-term investments consist of the following:

	As of March 31,
	2024	2025
	RMB	RMB
Available-for-sale debt securities
Jimi	5,459	5,459
iSNOB	26,021	—
Juesekuangxiang	6,875	—
Jiangxi Chengqianqihou	5,000	—
Others	3,427	2,296
	46,782	7,755
Equity method investments
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	29,387	25,417
Hangzhou Chengqianqihou Food Supply Chain Co., Ltd. (“Hangzhou Chengqianqihou”)	—	8,750
Others	5,639	8,049
	35,026	42,216
Total	81,808	49,971

Schedule of Available-for-sale Debt Securities

The following table summarizes, by major security type, the Company’s available-for-sale debt securities as of March 31, 2024 and 2025:

	As of March 31,
	2024	2025
	RMB	RMB
Cost	25,120	8,459
Unrealized gains, including foreign exchange adjustment	21,662	(704)
Fair Value	46,782	7,755